Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Schedule of Inventory, Current
(g) Inventories. Inventories are stated at the lower of cost or market, determined by the first-in, first-out method and consist of the following:

(in millions)
	December 31,
	2012	2011
Finished goods	$68.5	$65.4
Work-in-process	7.9	9.1
Raw materials and supplies	16.6	16.7

	$93.0	$91.2

Schedule of property, plant and equipment
            (h) Property, Plant and Equipment. Property, plant and equipment are carried at cost at acquisition date and are depreciated using the straight-line method over their estimated useful lives as follows:

Estimated Useful Lives
Buildings	25-30 years
Computer equipment and software	3-5 years
Leasehold improvements	4-7 years
Machinery equipment	3-7 years
Office furniture and fixtures	5-7 years

Changes in accrued sales returns
The Company had the following activity for sales returns from December 31, 2010 to December 31, 2012:

(in millions)

Balance as of December 31, 2010	$4.4
Amounts accrued	48.6
Returns charged to accrual	(47.7)

Balance as of December 31, 2011	5.3
Amounts accrued	45.4
Returns charged to accrual	(45.6)

Balance as of December 31, 2012	$5.1

Warranty activity
The Company had the following activity for warranties from December 31, 2010 to December 31, 2012:

(in millions)

Balance as of December 31, 2010	$4.1
Amounts accrued	5.3
Warranties charged to accrual	(5.1)

Balance as of December 31, 2011	4.3
Amounts accrued	6.0
Warranties charged to accrual	(5.5)

Balance as of December 31, 2012	$4.8